Income Tax and Social Contribution - Summary of Tax Expense Reconciliation (Parenthetical) (Detail)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Boa Vista Servicos S.A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TJLP percentage	50.00%	50.00%